Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Payable by Maturity	Lease payable by maturity
	December 31, 2025	December 31, 2024
Year of maturity
2025	-	9,464
2026	10,665	10,311
2027	11,618	11,233
2028	12,657	12,237
2029	10,231	9,891
Lease liabilities	45,171	53,136